Income taxes	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Income taxes
19. Income taxes
Income tax expense (benefit)
The following table presents the components of Income tax expense (benefit) for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023

	(in millions of yen)
Current:
Domestic	81,023	42,401	22,015
Foreign	78,992	71,947	156,969

Total current tax expense	160,015	114,348	178,984

Deferred:
Domestic	55,927	(256,093)	(146,721)
Foreign	(5,226)	728	2,879

Total deferred tax expense (benefit)	50,701	(255,365)	(143,842)

Total income tax expense (benefit)	210,716	(141,017)	35,142

The preceding table does not reflect the tax effects of items recorded directly in Equity for the fiscal years ended March 31, 2021, 2022 and 2023. The detailed amounts recorded directly in Equity are as follows:

	2021	2022	2023

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(2,810)	(16,489)	(4,276)
Less: reclassification adjustments	7,195	8,504	305

Total	4,385	(7,985)	(3,971)

Defined benefit plan adjustments:
Unrealized gains (losses)	143,653	(9,020)	37,661
Less: reclassification adjustments	(1,424)	(7,748)	(7,848)

Total	142,229	(16,768)	29,813

Own credit risk adjustments:
Unrealized gains (losses)	919	1,745	5,630
Less: reclassification adjustments	(1,911)	271	334

Total	(992)	2,016	5,964

Total tax effect before allocation to noncontrolling interests	145,622	(22,737)	31,806

Reconciliation of Income tax expense (benefit)
The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to the actual income tax expense for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022		2023

Effective statutory tax rate	30.62%	30.62%		30.62%
Income not subject to tax	(0.72)	4.21		(14.23)
Expenses not deductible for tax purposes	0.07	(0.34)		1.63
Tax rate differentials of subsidiaries	(0.90)	3.31		(12.95)
Change in valuation allowance	(3.83)	(6.68	) (2)	(5.95)
Change in undistributed earnings of subsidiaries	0.34	(2.22)		8.32
Noncontrolling interest income (loss) of consolidated VIEs	(6.83)	(2.10)		(15.48)
Effect of enacted change in tax rates	(0.02)	0.01		(0.05)
Reversal of outside basis differences	—	50.59	(2)	—
Foreign tax credit and payments	0.16	(16.59)		55.14
Income excluded from taxable income of enterprise tax	(0.49)	2.86		(14.96)
Controlled foreign company rules	0.71	(1.66)		2.68
Other	1.37	(3.86)		16.04

Effective income tax rate	20.48%	58.15%		50.81%

Notes:
(1)
The presentation of the table is changed
from
amount basis to percentage basis
from
the fiscal year ended March 31, 2023. Certain comparative amounts for the prior period have been reclassified in order to conform to the current period’s presentation.

(2)
These amounts for the fiscal year ended March 31, 2022 mainly represent the reversal of an outside basis difference related to the share buyback conducted by MHSC in response to improving the capital position and aligning to the MHFG Group’s capital policy and the related increase in the valuation allowance.

Deferred tax assets and liabilities
The components of net deferred tax assets at March 31, 2022 and 2023 are as follows:

	2022	2023

	(in millions of yen)
Deferred tax assets:
Allowance for credit losses	292,277	270,423
Lease liabilities	183,537	176,304
Trading securities	118,242	173,793
Derivative financial instruments	52,321	161,141
Premises and equipment	65,051	53,531
Available-for-sale securities	8,313	13,020
Net operating loss carryforwards (1) (2)	183,410	168,387
Other	223,564	255,557

	1,126,715	1,272,156
Valuation allowance (1)(2)	(163,164)	(198,800)

Deferred tax assets, net of valuation allowance	963,551	1,073,356

Deferred tax liabilities:
Investments	213,398	264,147
Prepaid pension cost and accrued pension liabilities	221,256	224,173
Right-of-use assets	176,591	169,353
Other	104,020	54,515

Deferred tax liabilities	715,265	712,188

Net deferred tax assets	248,286	361,168

Notes:
(1)
The amount includes ¥73,736 million and ¥49,393 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2022 and 2023, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥46,734 million and ¥43,488 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

(2)
The amount includes ¥26,633
million and ¥24,978 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2022 and 2023, respectively. The tax effect of the net operating loss carryforwards is substantially offset by
 ¥24,675
million and ¥24,978 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

Deferred tax assets and deferred tax liabilities within the same tax jurisdiction have been netted for presentation purposes in the consolidated balance sheets.
As of March 31, 2023, the accumulated amount of undistributed earnings that will be indefinitely reinvested and the unrecognized deferred tax liabilities related to such subsidiaries are approximately ¥349 billion and ¥36 billion, respectively.

The following table and accompanying footnotes provide a breakdown of deferred tax assets and the valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2022 and 2023:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance

	(in billions of yen)
2022
Japan (1)	106	(77)	29
The United States	1	—	1
The United Kingdom (2)	75	(75)	—
Others	1	—	1

Total	183	(152)	31

2023
Japan (3)	89	(75)	14
The United States	1	—	1
The United Kingdom (2)	77	(77)	—
Others	1	—	1

Total	168	(152)	16

Notes:
(1)
¥74 billion of the Japan deferred tax assets of ¥106 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026. ¥27 billion of the Japan deferred tax assets of ¥106 billion is related to MHFG, which is substantially offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032.

(2)	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.
(3)
¥49 billion of the Japan deferred tax assets of ¥89 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026. ¥25 billion of the Japan deferred tax assets of ¥89 billion is related to MHFG, which is substantially offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032.

Determination of valuation allowance
In accordance with ASC 740, when the MHFG Group determines whether and to what extent a valuation allowance is needed, the Group considers all available evidence, both positive and negative, to estimate future taxable income. In this regard, the Group considers reversals of existing taxable temporary differences, projected future taxable income (exclusive of reversals of existing temporary differences) and qualifying tax-planning
strategies to be possible sources of future taxable income. The Group considers the specific pattern and timing of future reversals of existing taxable and deductible temporary differences on available-for-sale
securities and equity securities
to constitute a prudent and feasible
tax-planning
strategy and strong positive evidence. The Group has the ability to control when its available-for-sale
securities and equity securities with unrealized gains and losses are sold in order to accelerate or decelerate taxable or deductible amounts. The Group also has a long history of effecting such sales as necessary in order to utilize net operating loss carryforwards or otherwise realize deferred tax assets.

Positive evidence includes the Group’s results of operations for the current and preceding years on an overall consolidated basis and for most of the principal subsidiaries. In particular, the strong results of operations in recent years of MHFG’s principal banking subsidiaries in Japan represent positive evidence that can be objectively verified.
Negative evidence includes the existence of significant amounts of net operating loss carryforwards or cumulative losses recorded at certain entities, and the expiration of unused net operating loss carryforwards in recent years.
A valuation allowance is recorded against deferred tax assets as of the balance sheet date to the extent the Group estimates it is more likely than not that sufficient future taxable income is not available to realize such deferred tax assets. As the Group did not apply a consolidated taxation system for the fiscal year ended March 31, 2021, with a few exceptions of certain subsidiaries, deferred tax assets and liabilities are calculated separately for each legal entity. The Group has applied the consolidated taxation system from the fiscal year ended March 31, 2022 and has shifted to the Japanese Group Relief System beginning with the fiscal year ended March 31, 2023. A consolidated basis for corporate income taxes results in the reporting of taxable income or loss based upon the combined profits or losses of the parent company and its wholly-owned domestic subsidiaries. Therefore, when calculating deferred tax assets and liabilities and valuation allowance as of March 31, 2021, the Group considered the effect of the change to the consolidated taxation system. Also, when calculating deferred tax assets and liabilities and valuation allowance as of March 31, 2022, the Group considered the effect of the shift to the Japanese Group Relief System. The impact of the shift to the Japanese Group Relief System was not material to the consolidated financial statements. The changes in the valuation allowance are primarily due to changes in deductible temporary differences, net operating loss carryforwards and the estimated availability of future taxable income sources.
In general, a valuation allowance is recognized against deferred tax assets related to entities that have accumulated significant net operating loss carryforwards. As of March 31, 2023, the Group’s valuation allowance was primarily related to entities in Japan, the United States and the United Kingdom. The valuation allowance was partially recognized in Japan and in the United States, while the valuation allowance was fully recognized in the United Kingdom.
The Group determined whether cumulative losses were recognized by aggregating pretax results for the recent three years as part of the analysis of potential indicators of negative evidence. In each tax jurisdiction, certain entities recognized a cumulative loss on the basis of the most recent three years’ pretax results as of March 31, 2023. A valuation allowance was fully recognized against the deferred tax assets if the Group determined there was no positive evidence that overcame the negative evidence. As of March 31, 2023, MHFG’s securities subsidiary in the United Kingdom recorded cumulative losses on the basis of the recent three years’ pretax results and recognized a full valuation allowance, as there was no positive evidence to overcome the negative evidence. MHFG and its principal banking subsidiaries in Japan did not record cumulative losses in the periods presented.

Change in valuation allowance
The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023

	(in millions of yen)

Balance at beginning of fiscal year	165,278	129,150	163,164
Changes that directly affected Income tax expense	(39,410)	16,196	(4,118)
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	—	—	—
Others	3,282	17,818	39,754

Total	3,282	17,818	39,754

Balance at end of fiscal year	129,150	163,164	198,800

The decrease in the fiscal year ended March 31, 2021 of ¥39,410 million in the valuation allowance that directly affected Income tax expense was primarily related to an increase of the realizability of deferred tax assets of MHFG and its subsidiaries.
The increase in the fiscal year ended March 31, 2022 of ¥16,196 million in the valuation allowance that directly affected Income tax expense was primarily related to a decrease of the realizability of deferred tax assets of MHFG and its subsidiaries. The increase in the fiscal year ended March 31, 2022 of ¥17,818 million in others was primarily related to an increase in the valuation allowance that is fully recognized against the MHFG Group’s net operating loss carryforwards due to tax rate increase of MHFG’s foreign subsidiary.
Net operating loss carryforwards
At March 31, 2023, the MHFG Group had net operating loss carryforwards totaling ¥500 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards (1)
(in billions of yen)
Fiscal year ending March 31:
2024	—
2025	—
2026	156
2027	3
2028	—
2029 and thereafter (2)	341

Total	500

Notes:
(1)
Net operating loss carryforwards related to Japanese local taxes recorded at MHFG in the fiscal year ended March 31, 202
2
 in the amount of ¥500 billion (tax effected ¥24 billion) are not included in the table. The net operating loss carryforwards is fully offset by valuation allowance and will mostly
expire during the fiscal year ending March 31, 2032.

(2)	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.

In addition, included in the net operating loss carryforwards in the above table are MHSC’s net operating loss carryforwards of ¥156 billion resulting mainly from the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring. The tax loss was recorded at MHSC in accordance with Japanese tax law. The net operating loss carryforwards due to this restructuring will expire during the fiscal year ending March 31, 2026.
Uncertainty in income tax
The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023

	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	3,374	4,401	5,245

Gross amount of increases (decreases) related to positions taken during prior years	455	(576)	(438)
Gross amount of increases related to positions taken during the current year	524	954	1,748
Amount of decreases related to settlements	—	—	—
Foreign exchange translation	48	466	488

Total unrecognized tax benefits at end of fiscal year	4,401	5,245	7,043

The total amount of unrecognized tax benefits including ¥1,463 million, ¥1,812 million and ¥2,286 million of interest and penalties was ¥4,401 million, ¥5,245 million and ¥7,043 million at March 31, 2021, 2022 and 2023, respectively, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.
The MHFG Group is currently subject to ongoing tax audits in some jurisdictions. The oldest years open to tax audits in Japan, the United States and the United Kingdom are 2014, 2002 and 2018, respectively. The Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.